Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2015
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
Note 13 - Other Long-Term Liabilities

	December 31,
	2015	2014
	U.S. Dollars

Liability to OCS, mainly in respect of business combinations (1)	4,768	4,150

(1)
Liability to OCS as of December 31, 2015 is in respect of the acquisition of Printar and new grants received in 2010 and 2009. Liability to OCS as of December 31, 2014 is in respect of the acquisitions of Printar, SELA and new grants received in 2010 and 2009.

The effective interest rate used to discount the cash flow for the liabilities to the OCS in respect of the acquisition of Printar as of December 31, 2015 was 13%. (As of December 31, 2014, 11% and 21%, for Printar and SELA, respectively).

See Note 11 for current maturities of liability to OCS.